Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2023
Inventories Net [Abstract]
Schedule of Inventories and Movement of Inventories Reserve Consisted	As of September 30, 2022 and 2023, inventories and reserve of inventories consisted of the following:
	As of September 30,
	2022	2023
Finished goods (1)	$425,721	$537,489
Work in progress (2)	-	72,849
Raw materials (3)	151,379	309,393
Provision for inventories	(196,151)	(90,853)
Inventories, net	$380,949	$828,878
(1)	Finished goods included battery packs and e-bicycles.
(2)	Work in progress included work in progress of electronic control system.
(3)	Raw materials included battery cells purchased for battery packs assembling and e-bicycles production as of September 30, 2022, and components and parts for manufacturing electronic control system as of September 30, 2023, respectively.

Schedule of Movement of Reserve for Inventories	The movement of provision for inventories was as follows for the years ended September, 2022 and 2023:
	Years Ended September 30,
	2022	2023
Balance at beginning of year	$116,102	$196,151
Current period addition	176,938	93,978
Reduction	(8,921)	(53,625)
Decrease from disposal of Tianjin Dilang	-	(144,200)
Foreign currency translation adjustment	(87,968)	(1,451)
Balance at the end of year	$196,151	$90,853